Restricted Stock Plan - Summarized status of Company's nonvested restricted shares (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Shares
Nonvested, beginning of year | shares	300,000
Granted | shares	32,500
Vested | shares	(95,000)
Forfeited | shares	0
Nonvested, end of year | shares	237,500
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year | $ / shares	$ 10.23
Granted | $ / shares	11.35
Vested | $ / shares	8.40
Forfeited | $ / shares	0
Nonvested, end of year | $ / shares	$ 11.15